Segment Reporting - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Revenue	$ 65,098	$ 56,921	$ 38,924
Non-current assets	66,502	82,234	84,262
Unallocated assets [member]
Disclosure of geographical areas [line items]
Non-current assets	858	3,522	6,210
Australia [member]
Disclosure of geographical areas [line items]
Revenue	1,649	1,871	1,212
Non-current assets	43,250	48,612	48,236
Europe [member]
Disclosure of geographical areas [line items]
Revenue	2,129	886	963
China [member]
Disclosure of geographical areas [line items]
Revenue	36,618	39,653	26,503
Japan [member]
Disclosure of geographical areas [line items]
Revenue	8,401	4,387	3,314
India [member]
Disclosure of geographical areas [line items]
Revenue	5,215	2,189	1,475
South Korea [member]
Disclosure of geographical areas [line items]
Revenue	4,786	3,420	2,666
Rest of Asia [member]
Disclosure of geographical areas [line items]
Revenue	4,303	2,934	1,730
North America [member]
Disclosure of geographical areas [line items]
Revenue	1,282	1,147	719
Non-current assets	3,964	9,701	9,682
South America [member]
Disclosure of geographical areas [line items]
Revenue	715	426	315
Non-current assets	18,280	18,548	18,179
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue		8	27
Non-current assets	$ 150	$ 1,851	$ 1,955